UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

INVESTMENT COMPANY

Investment Company Act file number 811-21410

THE WEITZ FUNDS

Value Fund

Hickory Fund

Partners Value Fund

Balanced Fund

Fixed Income Fund

Government Money Market Fund

(Exact name of registrant as specified in charter)

1125 South 103rd Street, Suite 600

Omaha, Nebraska 68124

(Address of principal executive offices)

Wallace R. Weitz & Company

The Weitz Funds

1125 South 103rd Street, Suite 600

Omaha, Nebraska 68124

(Name and Address of Agent for Service)

Registrant’s telephone number, including area code: 402 391-1980

Date of fiscal year end: March 31

Date of reporting period: December 31, 2005

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Schedule of Investments.

VALUE FUND

Schedule of Investments in Securities
December 31, 2005
(Unaudited)

	Shares	Value

COMMON STOCKS — 87.6%

Media Content and Distribution — 23.9%

Newspaper, Television, Radio and Content — 14.0%
Liberty Media Corp. - A*	25,000,000	$196,750,000
The Washington Post Co. CL B	172,000	131,580,000
News Corp. - CL A	4,200,000	65,310,000
Discovery Holding Co. - A*	2,480,000	37,572,000
Viacom Inc. - CL B	300,000	9,780,000
Cumulus Media, Inc. - CL A*	551,200	6,840,392
CBS Corp. CL B - When Issued*	200,000	5,100,000

		452,932,392
Cable Television — 9.9%
Comcast Corp. - Special CL A*	8,000,000	205,520,000
Liberty Global, Inc. - C*	3,359,000	71,210,800
Liberty Global, Inc. - A*	2,000,000	45,000,000
Adelphia Communications Corp. CL A* #	7,029,000	281,160

		322,011,960

		774,944,352
Mortgage Services — 17.9%

Originating and Investing — 9.3%
Countrywide Financial Corp.	5,800,000	198,302,000
Redwood Trust, Inc.†	2,250,000	92,835,000
Newcastle Investment Corp.	300,000	7,455,000
Bimini Mortgage Management, Inc.	400,000	3,620,000

		302,212,000
Government Agency — 8.6%
Fannie Mae	4,400,000	214,764,000
Freddie Mac	967,000	63,193,450

		277,957,450

		580,169,450
Banking and Insurance — 16.5%

Insurance — 12.0%
Berkshire Hathaway, Inc. CL B* (a)	73,000	214,291,500
Berkshire Hathaway, Inc. CL A*	900	79,758,000
American International Group, Inc.	1,365,000	93,133,950

		387,183,450
Banking — 4.5%
Washington Mutual, Inc.	2,340,000	101,790,000
U.S. Bancorp	1,200,000	35,868,000
Hudson City Bancorp, Inc.	800,000	9,696,000

		147,354,000

		534,537,450

VALUE FUND

Schedule of Investments in Securities, Continued

	Shares	Value

Consumer Products and Services — 10.3%

Retailing — 9.0%
Wal-Mart Stores, Inc.	3,300,000	$154,440,000
IAC/InterActiveCorp*	2,600,000	73,606,000
Expedia, Inc.* (a)	2,700,000	64,692,000

		292,738,000
Consumer Goods — 1.3%
Anheuser-Busch Cos., Inc.	1,000,000	42,960,000

		335,698,000

Diversified Industries — 6.3%

Tyco International Ltd.	7,100,000	204,906,000

Telecommunications — 4.6%

Telephone and Data Systems, Inc. - Special	1,728,300	59,816,463
Telephone and Data Systems, Inc.	1,192,800	42,976,584
Qwest Communications International, Inc.*	8,000,000	45,200,000

		147,993,047

Gaming, Lodging and Leisure — 3.9%

Host Marriott Corp.	4,600,000	87,170,000
Six Flags, Inc.* †	5,150,000	39,706,500

		126,876,500

Healthcare — 3.6%

Suppliers and Distributors — 2.6%
Cardinal Health, Inc.(a)	1,200,000	82,500,000

Managed Care — 1.0%
UnitedHealth Group, Inc.	300,000	18,642,000
WellPoint, Inc.*	180,000	14,362,200

		33,004,200

		115,504,200

VALUE FUND

Schedule of Investments in Securities, Continued

	Principal amount or shares	Value

Real Estate — Property Ownership and Management — 0.6%

CBRE Realty Finance, Inc.# †	1,350,000	$20,250,000

Total Common Stocks (Cost $2,332,837,827)		2,840,878,999

SHORT-TERM SECURITIES — 13.0%

Wells Fargo Advantage Government Money Market Fund 4.2%(c)	73,861,467	73,861,467
Milestone Treasury Obligations Portfolio 3.8%(c)	43,331,011	43,331,011
U.S. Treasury Bill 3.949% 3/16/06(b)	$305,000,000	302,620,390

Total Short-Term Securities (Cost $419,772,473)		419,812,868

Total Investments in Securities (Cost $2,752,610,300)		3,260,691,867
Covered Call Options Written — (0.3%)		(10,910,000)
Other Liabilities in Excess of Other Assets — (0.3%)		(9,271,552)

Net Assets — 100%		$3,240,510,315

Net Asset Value Per Share		$35.42

	Expiration date/ Strike price	Shares subject to option	Value

COVERED CALL OPTIONS WRITTEN*

Cardinal Health, Inc.	January 2006 / $60	1,200,000	$(10,620,000)
Expedia, Inc.	April 2006 / $25	200,000	(290,000)

Total Call Options Written (premiums received $4,897,884)			$(10,910,000)

*	Non-income producing

†	Non-controlled affiliate

#	Illiquid and/or restricted security that has been fair valued.

(a)	Fully or partially pledged as collateral on outstanding written options and/or when issued securities.

(b)	Rate presented represents the yield to maturity at the date of purchase.

(c)	Rate presented represents the annualized 7-day yield at December 31, 2005.

HICKORY FUND

Schedule of Investments in Securities
December 31, 2005
(Unaudited)

	Shares	Value

COMMON STOCKS — 92.2%

Mortgage Services — 23.7%

Originating and Investing — 15.1%
Countrywide Financial Corp.	715,000	$24,445,850
Redwood Trust, Inc.	480,200	19,813,052
Newcastle Investment Corp.	140,000	3,479,000
Bimini Mortgage Management, Inc.	300,000	2,715,000

		50,452,902
Government Agency — 8.6%
Fannie Mae	500,000	24,405,000
Freddie Mac	65,600	4,286,960

		28,691,960

		79,144,862
Media Content and Distribution — 20.7%

Newspaper, Television, Radio and Content — 12.0%
Liberty Media Corp. - A*	2,900,000	22,823,000
Cumulus Media, Inc. - CL A*	1,130,000	14,023,300
Discovery Holding Co. - A*	214,758	3,253,584

		40,099,884
Cable Television — 8.7%
Comcast Corp. - Special CL A*	600,000	15,414,000
Liberty Global, Inc. - C*	650,000	13,780,000

		29,194,000

		69,293,884
Consumer Products and Services — 20.5%

Retailing— 16.8%
Wal-Mart Stores, Inc.	340,000	15,912,000
Cabela’s, Inc. CL A*	855,000	14,193,000
IAC/InterActiveCorp*	302,500	8,563,775
Expedia, Inc.*	350,000	8,386,000
AutoZone, Inc.*	80,000	7,340,000
Cost Plus, Inc.*	110,000	1,886,500

		56,281,275
Education — 3.7%
ITT Educational Services, Inc.*	115,000	6,797,650
Corinthian Colleges, Inc.*	475,600	5,602,568

		12,400,218

		68,681,493
Insurance — 8.8%

Berkshire Hathaway, Inc. CL A*	330	29,244,600

HICKORY FUND

Schedule of Investments in Securities, Continued

	Shares	Value

Diversified Industries — 7.3%

Tyco International Ltd.	850,000	$24,531,000

Gaming, Lodging and Leisure — 2.9%

Six Flags, Inc.*	700,000	5,397,000
Host Marriott Corp.	230,000	4,358,500

		9,755,500

Telecommunications — 2.8%

Telephone and Data Systems, Inc. - Special	206,600	7,150,426
Lynch Interactive Corp.* #	1,005	2,184,870

		9,335,296

Commercial Services — 2.7%

Coinstar, Inc.*	400,000	9,132,000

Real Estate — Property Ownership and Management — 2.0%

CBRE Realty Finance, Inc.#	450,000	6,750,000

Healthcare — Suppliers and Distributors — 0.8%

Centene Corp.*	100,000	2,629,000

Total Common Stocks (Cost $300,432,735)		308,497,635

SHORT-TERM SECURITIES — 8.4%

Wells Fargo Advantage Government Money Market Fund 4.2%(b) (Cost $28,034,317)	28,034,317	28,034,317

Total Investments in Securities (Cost $328,467,052)		336,531,952
Other Liabilities in Excess of Other Assets — (0.6%)		(1,891,985)

Net Assets — 100%		$334,639,967

Net Asset Value Per Share		$32.71

*	Non-income producing

#	Illiquid and/or restricted security that has been fair valued.

(b)	Rate presented represents the annualized 7-day yield at December 31, 2005.

PARTNERS VALUE FUND

Schedule of Investments in Securities
December 31, 2005
(Unaudited)

	Shares	Value

COMMON STOCKS — 91.8%

Media Content and Distribution — 24.3%

Newspaper, Television, Radio and Content — 14.8%
Liberty Media Corp. - A*	16,300,000	$128,281,000
The Washington Post Co. CL B	125,000	95,625,000
News Corp. - CL A	2,600,000	40,430,000
Discovery Holding Co. - A*	1,630,000	24,694,500
Viacom Inc. - CL B	200,000	6,520,000
Daily Journal Corp.* †	116,000	5,255,960
CBS Corp. CL B - When Issued*	200,000	5,100,000

		305,906,460
Cable Television — 9.5%
Comcast Corp. - Special CL A*	5,000,000	128,450,000
Liberty Global, Inc. - C*	2,150,692	45,594,671
Liberty Global, Inc. - A*	1,000,000	22,500,000
Adelphia Communications Corp. CL A* #	4,548,000	181,920

		196,726,591

		502,633,051
Banking and Insurance — 18.7%

Insurance — 12.0%
Berkshire Hathaway, Inc. CL B* (a)	34,000	99,807,000
Berkshire Hathaway, Inc. CL A*	1,000	88,620,000
American International Group, Inc.	885,000	60,383,550

		248,810,550
Banking — 6.7%
Washington Mutual, Inc.	1,700,000	73,950,000
U.S. Bancorp	1,100,000	32,879,000
North Fork Bancorporation, Inc.	900,000	24,624,000
Hudson City Bancorp, Inc.	600,000	7,272,000

		138,725,000

		387,535,550

Mortgage Services — 16.2%

Originating and Investing — 8.5%
Countrywide Financial Corp.	3,800,000	129,922,000
Redwood Trust, Inc.	1,100,000	45,386,000

		175,308,000
Government Agency — 7.7%
Fannie Mae	2,700,000	131,787,000
Freddie Mac	423,000	27,643,050

		159,430,050

		334,738,050

PARTNERS VALUE FUND

Schedule of Investments in Securities, Continued

	Shares	Value

Consumer Products and Services — 11.2%

Retailing — 9.9%
Wal-Mart Stores, Inc.	2,100,000	$98,280,000
IAC/InterActiveCorp*	1,600,000	45,296,000
Expedia, Inc.* (a)	1,800,000	43,128,000
Cabela’s, Inc. CL A*	1,109,000	18,409,400

		205,113,400

Consumer Goods — 1.3%
Anheuser-Busch Cos., Inc.	600,000	25,776,000

		230,889,400

Gaming, Lodging and Leisure — 7.4%

Host Marriott Corp.	3,500,000	66,325,000
Hilton Hotels Corp.	1,200,000	28,932,000
Six Flags, Inc.*	3,700,000	28,527,000
Harrah’s Entertainment, Inc.(a)	400,000	28,516,000

		152,300,000

Diversified Industries — 6.3%

Tyco International Ltd.	4,500,000	129,870,000

Healthcare — 3.7%

Suppliers and Distributors — 2.7%
Cardinal Health, Inc.(a)	800,000	55,000,000

Providers — 1.0%
Laboratory Corporation of America Holdings* (a)	400,000	21,540,000

		76,540,000

PARTNERS VALUE FUND
Schedule of Investments in Securities, Continued

	Principal
	amount
	or shares	Value

Telecommunications — 3.4%

Telephone and Data Systems, Inc. - Special	1,588,300	$54,971,063
Telephone and Data Systems, Inc.	451,000	16,249,530

		71,220,593

Real Estate — Construction and Development — 0.6%

Forest City Enterprises, Inc. CL A	311,800	11,826,574

Commercial Services — 0.0%

Intelligent Systems Corp.* #	130,409	279,075

Total Common Stocks (Cost $1,495,065,980)		1,897,832,293

SHORT-TERM SECURITIES — 9.6%

Wells Fargo Advantage Government Money Market Fund 4.2%(c)	84,427,638	84,427,638
Milestone Treasury Obligations Portfolio 3.8%(c)	43,412,279	43,412,279
U.S. Treasury Bill 3.949% 3/16/06(b)	$70,500,000	69,949,959

Total Short-Term Securities (Cost $197,780,539)		197,789,876

Total Investments in Securities (Cost $1,692,846,519)		2,095,622,169
Covered Call Options Written — (0.6%)		(11,665,000)
Other Liabilities in Excess of Other Assets — (0.8%)		(15,964,251)

Net Assets — 100%		$2,067,992,918

Net Asset Value Per Share		$22.77

PARTNERS VALUE FUND

Schedule of Investments in Securities, Continued

		Shares subject to option
	Expiration date/ Strike price
			Value

COVERED CALL OPTIONS WRITTEN*

Cardinal Health, Inc.	January 2006 / $60	800,000	$(7,080,000)
Expedia, Inc.	April 2006 / $25	100,000	(145,000)
Harrah’s Entertainment, Inc.	May 2006 / $70	400,000	(2,280,000)
Laboratory Corporation of America Holdings	May 2006 / $50	400,000	(2,160,000)

Total Call Options Written (premiums received $6,596,401)			$(11,665,000)

*	Non-income producing

†	Non-controlled affiliate

#	Illiquid and/or restricted security that has been fair valued.

(a)	Fully or partially pledged as collateral on outstanding written options and/or when issued securities.

(b)	Rate presented represents the yield to maturity at the date of purchase.

(c)	Rate presented represents the annualized 7-day yield at December 31, 2005.

BALANCED FUND

Schedule of Investments in Securities
December 31, 2005
(Unaudited)

	Shares	Value

COMMON STOCKS — 52.5%

Media Content and Distribution — 13.3%

Newspaper, Television, Radio and Content — 9.2%
Liberty Media Corp. - A*	230,000	$1,810,100
Cumulus Media, Inc. - CL A*	88,000	1,092,080
The Washington Post Co. CL B	1,200	918,000
News Corp. - CL A	52,500	816,375
Viacom Inc. - CL B	20,000	652,000
CBS Corp. CL B - When Issued*	15,000	382,500
Discovery Holding Co. - A*	16,500	249,975

		5,921,030
Cable Television — 4.1%
Comcast Corp. - Special CL A*	60,000	1,541,400
Liberty Global, Inc. - C*	53,000	1,123,600

		2,665,000

		8,586,030
Consumer Products and Services — 13.0%

Retailing — 8.6%
Cabela’s, Inc. CL A*	115,000	1,909,000
Wal-Mart Stores, Inc.	36,500	1,708,200
IAC/InterActiveCorp*	30,000	849,300
Expedia, Inc.*	25,000	599,000
AutoZone, Inc.*	5,500	504,625

		5,570,125
Consumer Goods — 2.5%
Mohawk Industries, Inc.*	7,000	608,860
Molson Coors Brewing Co. - B	9,000	602,910
Diageo PLC - Sponsored ADR	7,500	437,250

		1,649,020
Restaurants — 1.1%
Outback Steakhouse, Inc.	16,500	686,565

Education — 0.8%
Corinthian Colleges, Inc.*	44,000	518,320

		8,424,030

Mortgage Services — 8.2%

Originating and Investing — 5.0%
Countrywide Financial Corp.	56,000	1,914,640
Redwood Trust, Inc.	32,500	1,340,950

		3,255,590

BALANCED FUND

Schedule of Investments in Securities, Continued

	Shares	Value

Government Agency — 3.2%
Fannie Mae	23,300	$1,137,273
Freddie Mac	14,000	914,900

		2,052,173

		5,307,763
Banking and Insurance — 7.6%

Banking — 4.3%
Hudson City Bancorp, Inc.	95,000	1,151,400
Wells Fargo & Co.	10,000	628,300
Washington Mutual, Inc.	13,000	565,500
U.S. Bancorp	14,000	418,460

		2,763,660
Insurance — 3.3%
Berkshire Hathaway, Inc. CL B* (a)	730	2,142,915

		4,906,575

Healthcare — 4.5%

Providers — 2.3%
Pediatrix Medical Group, Inc.* (a)	9,500	841,415
Laboratory Corporation of America Holdings*	11,500	619,275

		1,460,690
Managed Care — 2.2%
WellPoint, Inc.*	10,000	797,900
UnitedHealth Group, Inc.	10,000	621,400

		1,419,300

		2,879,990
Commercial Services — 2.9%

Coinstar, Inc.*	51,000	1,164,330
First Data Corp.	17,000	731,170

		1,895,500

Diversified Industries —2.3%

Tyco International Ltd.	52,500	1,515,150

Telecommunications — 0.7%

Telephone and Data Systems, Inc. - Special	14,000	484,540

Total Common Stocks (Cost $32,497,790)		33,999,578

BALANCED FUND

Schedule of Investments in Securities, Continued

	Principal amount or shares	Value

CORPORATE BONDS — 1.8%

Telephone and Data Systems, Inc. 7.0% 8/01/06	$500,000	$503,926
Liberty Media Corp. 3.5% 9/25/06	125,000	124,343
Berkshire Hathaway Finance Corp. 4.2% 12/15/10	300,000	290,758
Harrah’s Operating Co., Inc. 5.375% 12/15/13	250,000	244,331

Total Corporate Bonds (Cost $1,179,753)		1,163,358

MORTGAGE-BACKED SECURITIES — 2.2%(d)

Federal Agency CMO and REMIC — 2.2%

Freddie Mac 6.0% 4/15/27 (0.2 years)	15,571	15,555
Fannie Mae 4.25% 6/25/33 (1.4 years)	214,736	212,395
Fannie Mae 4.5% 11/25/14 (3.7 years)	460,000	454,407
Freddie Mac 4.5% 1/15/10 (3.9 years)	750,000	739,104

Total Mortgage-Backed Securities (Cost $1,439,675)		1,421,461

TAXABLE MUNICIPAL BONDS — 0.5%

University of California 4.85% 5/15/13	300,000	297,240

Total Taxable Municipal Bonds (Cost $297,247)		297,240

U.S. TREASURY AND GOVERNMENT AGENCY — 21.1%

U.S. Treasury — 18.2%

U.S. Treasury Note 3.5% 11/15/06	300,000	297,738
U.S. Treasury Note 3.75% 3/31/07	500,000	495,898
U.S. Treasury Note 3.625% 06/30/07	2,000,000	1,977,814
U.S. Treasury Note 3.0% 11/15/07	300,000	292,617
U.S. Treasury Note 3.375% 2/15/08	1,250,000	1,224,659
U.S. Treasury Note 3.75% 05/15/08	1,250,000	1,232,617
U.S. Treasury Note 3.125% 10/15/08	300,000	290,285
U.S. Treasury Note 3.0% 2/15/09	400,000	384,032
U.S. Treasury Note 2.625% 3/15/09	500,000	474,122
U.S. Treasury Note 3.625% 7/15/09	500,000	487,930
U.S. Treasury Note 6.5% 2/15/10	400,000	431,610
U.S. Treasury Note 4.0% 3/15/10	1,750,000	1,725,460
U.S. Treasury Note 5.0% 2/15/11	400,000	412,110
U.S. Treasury Note 5.0% 8/15/11	500,000	516,231
U.S. Treasury Note 4.375% 8/15/12	1,000,000	1,000,196
U.S. Treasury Inflation-Indexed Note 2.0% 1/15/14	538,965	536,081

		11,779,400

BALANCED FUND

Schedule of Investments in Securities, Continued

	Principal amount or shares	Value

Government Agency Securities — 2.9%

Fannie Mae 4.25% 12/21/07	$400,000	$396,531
Federal Home Loan Bank 3.55% 4/15/08	500,000	487,653
Freddie Mac 4.0% 4/28/09	240,000	234,846
Fannie Mae 4.01% 10/21/09	400,000	390,354
Federal Home Loan Bank 4.16% 12/08/09	400,000	392,231

		1,901,615

Total U.S. Treasury and Government Agency (Cost $13,848,815)		13,681,015

SHORT-TERM SECURITIES — 20.8%

Wells Fargo Advantage Government Money Market Fund 4.2%(c)	1,079,155	1,079,155
Federal Home Loan Bank Discount Note 4.407% 3/22/06(b)	$3,000,000	2,972,472
U.S. Treasury Bill 3.949% due 3/16/06(b)	9,500,000	9,425,881

Total Short-Term Securities (Cost $13,475,111)		13,477,508

Total Investments in Securities (Cost $62,738,391)		64,040,160
Covered Call Options Written — (0.0%)		(12,375)
Other Assets in Excess of Other Liabilities — 1.1%		731,930

Net Assets — 100%		$64,759,715

Net Asset Value Per Share		$11.01

	Expiration date/ Strike price	Shares subject to option	Value

COVERED CALL OPTIONS WRITTEN*

Pediatrix Medical Group, Inc.	May 2006 / $90	2,500	$(12,375)

Total Call Options Written (premiums received $14,937)			$(12,375)

*	Non-income producing

(a)	Fully or partially pledged as collateral on outstanding written options and/or when issued securities.

(b)	Rate presented represents the yield to maturity at the date of purchase.

(c)	Rate presented represents the annualized 7-day yield at December 31, 2005.

(d)	Number of years indicated represents estimated average life of mortgage-backed securities.

FIXED INCOME FUND

Schedule of Investments in Securities
December 31, 2005
(Unaudited)

	Principal amount	Value

CORPORATE BONDS — 5.8%

Century Communications Sr. Notes 9.5% 3/01/05*	$750,000	$690,000
Telephone & Data Systems, Inc. 7.0% 8/01/06	985,000	992,735
Cox Communications, Inc. 7.75% 8/15/06	1,000,000	1,014,518
Liberty Media Corp. 3.5% 9/25/06	850,000	845,530
Hilton Hotels Corp. Sr. Notes 7.95% 4/15/07	1,000,000	1,031,960
HMH Properties, Inc. 7.875% 8/01/08	56,000	56,910
Liberty Media Corp. 7.875% 7/15/09	500,000	529,354
Berkshire Hathaway Finance Corp. 4.2% 12/15/10	375,000	363,447
Countrywide Home Loans, Inc. 4.0% 3/22/11	1,000,000	942,025
Berkshire Hathaway Finance Corp. 4.625% 10/15/13	1,000,000	976,978
Harrah’s Operating Co., Inc. 5.375% 12/15/13	750,000	732,993
Berkshire Hathaway Finance Corp. 4.85% 1/15/15	1,500,000	1,476,702

Total Corporate Bonds (Cost $9,730,688)		9,653,152

MORTGAGE-BACKED SECURITIES — 26.8%#

Federal Agency CMO and REMIC — 24.0%

Freddie Mac 6.0% 4/15/27 (0.2 years)	116,779	116,665
Fannie Mae 5.5% 12/25/26 (0.8 years)	814,653	815,264
Freddie Mac 5.5% 2/15/16 (1.3 years)	2,486,496	2,499,932
Fannie Mae 4.25% 6/25/33 (1.4 years)	906,188	896,308
Fannie Mae 5.0% 3/25/15 (1.6 years)	891,731	890,885
Fannie Mae 3.5% 10/25/13 (1.6 years)	2,150,000	2,102,680
Fannie Mae 5.0% 9/25/27 (2.2 years)	1,732,976	1,727,582
Fannie Mae 6.0% 5/25/31 (2.2 years)	2,620,788	2,654,722
Fannie Mae 4.0% 11/25/13 (2.4 years)	2,000,000	1,972,270
Freddie Mac 4.0% 5/15/19 (2.4 years)	3,159,122	3,091,552
Freddie Mac 5.5% 4/15/24 (3.0 years)	2,000,000	2,012,708
Fannie Mae 4.5% 10/25/17 (3.7 years)	1,262,166	1,239,145
Fannie Mae 5.0% 12/25/15 (3.9 years)	4,000,000	3,985,468
Freddie Mac 5.5% 4/15/18 (3.9 years)	2,045,496	2,061,213
Freddie Mac 4.5% 1/15/10 (3.9 years)	4,250,000	4,188,255
Freddie Mac 4.5% 12/15/15 (4.2 years)	3,000,000	2,945,995
Fannie Mae 4.5% 4/25/17 (4.6 years)	3,000,000	2,936,545
Freddie Mac 4.5% 7/15/17 (5.6 years)	4,000,000	3,894,767

		40,031,956

FIXED INCOME FUND

Schedule of Investments in Securities, Continued

	Principal amount	Value

Federal Agency Mortgage Pass-Through — 2.8%

Fannie Mae 4.0% 8/01/13 (3.0 years)	$957,001	$926,189
Fannie Mae 4.5% 6/01/14 (3.2 years)	1,216,836	1,196,660
Fannie Mae 6.5% 6/01/18 (3.8 years)	63,134	65,416
Freddie Mac 5.0% 6/01/18 (4.4 years)	598,993	594,144
Fannie Mae 5.0% 10/01/18 (4.5 years)	1,951,674	1,934,209

		4,716,618

Total Mortgage-Backed Securities (Cost $45,485,944)		44,748,574

TAXABLE MUNICIPAL BONDS — 1.9%

Topeka, Kansas 4.5% 8/15/09	1,135,000	1,127,861
Stratford, Connecticut 6.55% 2/15/13	500,000	539,515
University of California 4.85% 5/15/13	990,000	980,892
King County, Washington 8.12% 12/01/16	500,000	540,320

Total Taxable Municipal Bonds (Cost $3,181,169)		3,188,588

U.S. TREASURY AND GOVERNMENT AGENCY — 49.6%

U.S. Treasury — 34.4%

U.S. Treasury Note 3.75% 3/31/07	3,000,000	2,975,391
U.S. Treasury Note 3.5% 5/31/07	3,000,000	2,963,205
U.S. Treasury Note 3.625% 6/30/07	2,000,000	1,977,814
U.S. Treasury Note 4.0% 8/31/07	4,000,000	3,974,688
U.S. Treasury Note 3.375% 2/15/08	3,000,000	2,939,181
U.S. Treasury Note 3.75% 5/15/08	3,000,000	2,958,282
U.S. Treasury Note 4.125% 8/15/08	4,000,000	3,979,220
U.S. Treasury Note 3.0% 2/15/09	5,000,000	4,800,395
U.S. Treasury Note 2.625% 3/15/09	3,000,000	2,844,729
U.S. Treasury Note 3.625% 7/15/09	3,000,000	2,927,580
U.S. Treasury Note 4.0% 3/15/10	10,000,000	9,859,770
U.S. Treasury Note 5.0% 8/15/11	3,000,000	3,097,383
U.S. Treasury Note 4.375% 8/15/12	5,000,000	5,000,980
U.S. Treasury Inflation-Indexed Note 2.0% 1/15/14	2,155,860	2,144,324
U.S. Treasury Note 4.25% 8/15/14	5,000,000	4,946,880

		57,389,822

Government Agency — 15.2%

Federal Home Loan Bank 2.45% 3/23/07	2,000,000	1,946,588
Fannie Mae 4.25% 12/21/07	2,000,000	1,982,656
Federal Home Loan Bank 3.55% 4/15/08	3,095,000	3,018,572
Fannie Mae 4.08% 6/06/08	4,000,000	3,935,460
Freddie Mac 4.0% 4/28/09	240,000	234,846

FIXED INCOME FUND

Schedule of Investments in Securities, Continued

	Principal amount or shares	Value

Government Agency — 15.2% (continued)

Freddie Mac 3.25% 7/09/09	$1,000,000	$953,056
Fannie Mae 4.01% 10/21/09	2,000,000	1,951,772
Federal Home Loan Bank 4.16% 12/08/09	1,500,000	1,470,867
Fannie Mae 4.125% 4/28/10	2,000,000	1,954,524
Freddie Mac 4.125% 6/16/10	1,000,000	976,593
Federal Home Loan Bank 3.0% 6/30/10(a)	1,000,000	981,688
Freddie Mac 5.5% 9/15/11	1,000,000	1,036,319
Fannie Mae 4.375% 7/17/13	2,000,000	1,934,348
Freddie Mac 5.0% 11/13/14	3,000,000	2,983,518

		25,360,807

Total U.S. Treasury and Government Agency (Cost $83,678,236)		82,750,629

COMMON STOCKS — 0.3%

Redwood Trust, Inc. (Cost $439,888)	10,000	412,600

SHORT-TERM SECURITIES — 14.8%

Wells Fargo Advantage Government Money Market Fund 4.2%(b)(Cost $24,654,749)	24,654,749	24,654,749

Total Investments in Securities (Cost $167,170,674)		165,408,292
Other Assets Less Other Liabilities — 0.8%		1,304,850

Net Assets — 100%		$166,713,142

Net Asset Value Per Share		$11.36

*	Non-income producing – issuer in default.

(a)	Security is a “step-up” bond where the coupon rate increases or steps up at a predetermined date. Coupon rate disclosed represents rate as of December 31, 2005.

(b)	Rate presented represents the annualized 7-day yield at December 31, 2005.

#	Number of years indicated represents estimated average life of mortgage-backed securities.

GOVERNMENT MONEY MARKET FUND

Schedule of Investments in Securities
December 31, 2005
(Unaudited)

	Principal
	amount
	or shares	Value

U.S. TREASURY AND GOVERNMENT AGENCY — 93.6%†

U.S. Treasury — 59.8%

U.S. Treasury Bill 3.949% 3/16/06	$30,000,000	$29,761,967

Government Agency — 33.8%

Federal Home Loan Bank Discount Note 4.407% 3/22/06	17,000,000	16,837,556

Total U.S. Treasury and Government Agency		46,599,523

SHORT-TERM SECURITIES — 5.9%

Wells Fargo Advantage 100% Treasury Money Market Fund 3.4%(a)	2,913,237	2,913,237

Total Investments in Securities (Cost $49,512,760)		49,512,760
Other Assets Less Other Liabilities — 0.5%		266,900

Net Assets — 100%		$49,779,660

Net Asset Value Per Share		$1.00

†	Rates presented represent the yield to maturity at the date of purchase.

(a)	Rate presented represents the annualized 7-day yield at December 31, 2005.

Note to Schedules of Investments:

Valuation of Investments

Weitz Equity Funds, Balanced Fund and Fixed Income Fund

Investments are carried at value determined using the following valuation methods:

•    Securities traded on a national or regional securities exchange are valued at the last sales price; if there were no sales on that day, securities are valued at the mean between the latest available and representative bid and ask prices; securities listed on the Nasdaq exchange are valued using the Nasdaq Official Closing Price (“NOCP”). Generally, the NOCP will be the last sales price unless the reported trade for the security is outside the range of the bid/ask price. In such cases, the NOCP will be normalized to the nearer of the bid or ask price.

•    Securities not listed on an exchange are valued at the mean between the latest available and representative bid and ask prices.

•    The value of certain debt securities for which market quotations are not readily available may be based upon current market prices of securities which are comparable in coupon, rating and maturity or an appropriate matrix utilizing similar factors.

•    The current market value of a traded option is the last sales price at which such option is traded, or, in the absence of a sale on or about the close of the exchange, the mean of the closing bid and ask prices.

•    The value of securities for which market quotations are not readily available or are deemed to be unreliable, including restricted and not readily marketable securities, is determined in good faith under the supervision of the Trust’s Board of Trustees.

Government Money Market Fund

Investment securities are carried at amortized cost, which approximates market value. Pursuant to Rule 2a-7 of the Investment Company Act of 1940, amortized cost, as defined, is a method of valuing securities at acquisition cost, adjusted for amortization of premium or accretion of discount.

Securities Transactions

The cost of investments is the same for financial reporting and Federal income tax purposes for the Government Money Market Fund. The cost of investments for Federal income tax purposes for the Value, Hickory, Partners Value, Balanced and Fixed Income Funds is $2,753,811,333, $328,769,444, $1,695,419,981, $62,742,999 and $167,173,489, respectively.

At December 31, 2005, the aggregate gross unrealized appreciation and depreciation, based on cost for Federal income tax purposes, are summarized as follows:

	Value	Hickory	Partners Value	Balanced	Fixed Income
Appreciation	$594,714,531	$19,777,694	$454,561,921	$2,534,599	$280,088
Depreciation	87,833,997	12,015,186	54,359,733	1,237,438	2,045,285

Illiquid and Restricted Securities

The Funds own certain securities which have a limited trading market and/or certain restrictions on trading and therefore may be illiquid and/or restricted. Such securities have been valued at fair value in accordance with the procedures described above. Because of the inherent uncertainty of valuation, these values may differ from the values that would have been used had a ready market for these securities existed and these differences could be material. Illiquid and/or restricted securities owned at December 31, 2005, include the following:

	Acquisition Date	Value	Hickory	Partners Value	Balanced
Adelphia Communications Corp. CL A	7/25/02	$984,060	$—	$610,402	$—
CBRE Realty Finance, Inc.	6/02/05	20,250,000	6,750,000	—	—
Intelligent Systems Corp.	12/03/91	—	—	122,348
Lynch Interactive Corp.	9/09/96	—	2,620,390	—	—
Total cost of illiquid and/or restricted securities		$21,234,060	$9,370,390	$732,750	$—
Value		$20,531,160	$8,934,870	$460,995	$—
Percent of net assets		0.6%	2.7%	0.0%	0.0%

Affiliated Issuers

Affiliated issuers, as defined under the Investment Company Act of 1940, are those in which a Fund’s holdings of an issuer represent 5% or more of the outstanding voting securities of the issuer. A summary of each Fund’s holdings in the securities of such issuers is set forth below:

Value
Name of Issuer	Number of Shares Held March 31, 2005	Gross Additions	Gross Reductions	Number of Shares Held Dec. 31, 2005	Value Dec. 31, 2005	Dividend Income	Realized Gains/(Losses)
CBRE Realty Finance, Inc.	—	1,350,000	—	1,350,000	$20,250,000	$256,500	$—

Cenveo, Inc. *	2,601,800	—	(2,601,800)	—	—	—	4,193,845

Redwood Trust, Inc.	2,000,000	250,000	—	2,250,000	92,835,000	8,422,073	2,557,177

Six Flags, Inc.	5,150,000	—	—	5,150,000	39,706,500	—	—

Totals					$152,791,500	$8,678,573	$6,751,022

Hickory
Name of Issuer	Number of Shares Held March 31, 2005	Gross Additions	Gross Reductions		Number of Shares Held Dec. 31, 2005	Value Dec. 31, 2005	Dividend Income	Realized Gains/(Losses)

Imperial Credit Industries, Inc.*	3,435,400		3,435,400	-	—	$—	$—	$(5,153)

Partners Value
Name of Issuer	Number of Shares Held March 31, 2005	Gross Additions	Gross Reductions	Number of Shares Held Dec. 31, 2005	Value Dec. 31, 2005	Dividend Income	Realized Gains/(Losses)
Daily Journal Corp.	114,800	1,200	—	116,000	$5,255,960	$—	$—

Totals					$5,255,960	$—	$—

* Company was considered a non-controlled affiliate at March 31, 2005, but as of December 31, 2005, they are no longer a non-controlled affiliate.

Item 2. Controls and Procedures.

(a) Based on an evaluation of Registrant’s Disclosure Controls and Procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) (the “Disclosure Controls”), as of a date within 90 days prior to the filing date (the “Filing Date”) of this Form N-Q (the “Report”), the Registrant’s Principal Executive Officer and Principal Financial Officer have concluded that the Disclosure Controls are effectively designed to ensure that information required to be disclosed by the Registrant in the Report is recorded, processed, summarized and reported by the Filing Date, including ensuring that information required to be disclosed in the Report is accumulated and communicated to the Registrant’s management, including the Registrant’s Principal Executive Officer and Principal Financial Officer, as appropriate, to allow timely decisions regarding required disclosure.

(b) There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the Registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

Filed as exhibits herewith are separate certifications for Registrant’s Principal Executive Officer and Principal Financial Officer of the registrant as required by Rule 30a-2(a) under Investment Company Act of 1940.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

  ____________________________________________________________________________________

By:	/s/ Wallace R. Weitz

     Wallace R. Weitz

     President (Principal Executive Officer)

Date:	February 3, 2006

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Kenneth R. Stoll

     Kenneth R. Stoll

     Principal Financial Officer

Date:	February 3, 2006